Ameritas Life Insurance Corp Logo


                                                                 5900 "O" Street
                                                               Lincoln, NE 68510

April 8, 2008

                                                    Via EDGAR and overnight mail

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:      Ameritas Life Insurance Corp. and
         Ameritas Variable Separate Account VA-2 (1940 Act No. 811-05192) OVERTURE Medley! Flexible Premium Deferred Variable Annuity,
         1933 Act No. 333-142483
         Post-Effective Amendment No. 3 on Form N-4 Pursuant to Rule 485(b)

Dear Ms. Samuel:

Ameritas Life Insurance Corp. is submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2008.

Revisions made since the last filing include:
     - Variable investment option portfolio expense tables (and related table footnotes on contractual and voluntary waivers and reimbursements) and investment objectives charts were updated with information provided by the funds and portfolio investment advisers.
     - Separate account and statutory company financial statements for the fiscal year ended December 31, 2007 are included with the SAI.
     -    Other non-substantive typographical and editorial changes were made.

We acknowledge that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings, staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel